SUMMARY OF STOCK OPTION ACTIVITY (Details) - Equity Option [Member] - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option outstanding, opening balance	[1]	28,250
Weighted average exercise price, beginning balance	[1]	$ 24.0
Weighted average remaining contractual life (year)		1 month 6 days	7 months 6 days
Aggregated intrinsic value, outstanding beginning
Option outstanding, exercised	[1]
Weighted average exercise price, exercised	[1]
Option outstanding, canceled	[1]	(400)
Weighted average exercise price, canceled	[1]	$ 24.0
Option outstanding, ending balance	[1]	27,850	28,250
Weighted average exercise price, ending balance	[1]	$ 24.0	$ 24.0
Aggregated intrinsic value, outstanding ending
Option outstanding, vested and expected to be vested	[1]	27,850
Weighted average exercise price, vested and expected to be vested	[1]	$ 24.0
Weighted average remaining contractual life (year), vested and expected to be vested		1 month 6 days
Aggregated intrinsic value, vested and expected to be vested
Option outstanding, options exercisable	[1]	27,850
Weighted average exercise price, options exercisable	[1]	$ 24.0
Weighted average remaining contractual life (year), options exercisable		1 month 6 days
Aggregated intrinsic value, options exercisable

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.